Loan Commitments (Details) - Schedule of outstanding loan commitments - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Unused commitment revolving, open-end lines secured by real estate [Member] | Fixed [Member]
Unused commitment:
Outstanding loan commitments
Unused commitment revolving, open-end lines secured by real estate [Member] | Variable [Member]
Unused commitment:
Outstanding loan commitments	10,354	9,520
Unused commitment commitments to fund real estate construction loans [Member] | Fixed [Member]
Unused commitment:
Outstanding loan commitments	854	2,715
Unused commitment commitments to fund real estate construction loans [Member] | Variable [Member]
Unused commitment:
Outstanding loan commitments	8,443	3,386
Other unused commitment commercial and industrial loans [Member] | Fixed [Member]
Unused commitment:
Outstanding loan commitments	2,541	2,156
Other unused commitment commercial and industrial loans [Member] | Variable [Member]
Unused commitment:
Outstanding loan commitments
Other unused commitment other [Member] | Fixed [Member]
Unused commitment:
Outstanding loan commitments	1,576	1,145
Other unused commitment other [Member] | Variable [Member]
Unused commitment:
Outstanding loan commitments	2,454	1,240
Other unused commitment Letters of credit [Member] | Fixed [Member]
Unused commitment:
Outstanding loan commitments
Other unused commitment Letters of credit [Member] | Variable [Member]
Unused commitment:
Outstanding loan commitments